Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	₨ 817,062
Ending balance	831,434	$ 11,368	₨ 817,062
Level 3 [member] | Investments in equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	9,178		6,668
Additions	1,575		2,124
Disposals	(1,256)		(1,327)
Transfers out of level 3	(27)
Gain/(loss) recognized in foreign currency translation reserve	(252)		855
Gain recognized in other comprehensive income	1,009		858
Ending balance	₨ 10,227		₨ 9,178